Long-term Debt - Interest expenses, net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 12, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense, net
Interest under Credit Agreement				$ 18,627	$ 18,414	$ 19,682
Debt discount and deferred loan costs amortization				1,752	1,777	1,913
Capital lease interest				311	24
Other				82	20	253
Interest (income)				(5)	(2)	(11)
Interest expense, net		$ 2,852	$ 4,986	$ 20,767	20,233	21,837
Gain (Loss) on Extinguishment of Debt [Abstract]
Gain on debt extinguishment	$ (4,300)	(4,305)			2,251	1,640
Write-off of unamortized debt discount		2,100
Write-off of deferred loan costs		$ 2,200
Term Loan
Gain (Loss) on Extinguishment of Debt [Abstract]
Amount of term loan redeemed					$ 7,500	$ 10,000
Percentage of principal amount redeemed					65.00%	79.00%
Amount paid for redemption including fees					$ 4,900	$ 7,900
Write-off of unamortized debt discount					$ 300
Write-off of deferred loan costs						$ 200